Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Earnings per common share ("EPS") is computed by dividing net income by the weighted average number of common shares outstanding during the period on a basic and diluted basis.
Our potentially dilutive securities include potential common shares related to our stock options, restricted stock and restricted stock units. Diluted earnings per share (“Diluted EPS”) considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an antidilutive effect. Diluted EPS excludes the impact of potential common shares related to our stock options in periods in which the option exercise price is greater than the average market price of our common stock for the period. For the year ended December 31, 2018, there were 0.2 million potential common shares excluded from Diluted EPS. For the year ended December 31, 2017, we had a net loss from continuing operations attributable to FMC stockholders. As a result, all 1.5 million potential common shares were excluded from Diluted EPS. For the year ended December 31, 2016, there were 0.6 million potential common shares excluded from Diluted EPS.
Our non-vested restricted stock awards contain rights to receive non-forfeitable dividends, and thus, are participating securities requiring the two-class method of computing EPS. The two-class method determines EPS by dividing the sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders by the weighted average number of shares of common stock outstanding for the period. In calculating the two-class method, undistributed earnings are allocated to both common shares and participating securities based on the weighted average shares outstanding during the period.
Earnings applicable to common stock and common stock shares used in the calculation of basic and diluted earnings per share are as follows:

(in Millions, Except Share and Per Share Data)	Year Ended December 31,
	2018	2017	2016
Earnings (loss) attributable to FMC stockholders:
Continuing operations, net of income taxes	$531.4	$(135.7)	$71.1
Discontinued operations, net of income taxes	(29.3)	671.5	138.0
Net income (loss) attributable to FMC stockholders	$502.1	$535.8	$209.1
Less: Distributed and undistributed earnings allocable to restricted award holders	(2.4)	—	(0.2)
Net income (loss) allocable to common stockholders	$499.7	$535.8	$208.9

Basic earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$3.94	$(1.01)	$0.53
Discontinued operations	(0.22)	5.00	1.03
Net income (loss)	$3.72	$3.99	$1.56

Diluted earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$3.91	$(1.01)	$0.53
Discontinued operations	(0.22)	5.00	1.03
Net income (loss)	$3.69	$3.99	$1.56

Shares (in thousands):
Weighted average number of shares of common stock outstanding - Basic	134,406	134,255	133,890
Weighted average additional shares assuming conversion of potential common shares	1,473	—	648
Shares – diluted basis	135,879	134,255	134,538